Note Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jan. 05, 2024
Note Receivable [Line Items]
Note receivable			$ 75,000
Outstanding receivable balance		$ 4,015,847
Expected credit loss	800,000	$ 150,000
Unsecured Promissory Note [Member]
Note Receivable [Line Items]
Principal amount				$ 2,500,000
Bears interest rate				3.00%
Notes Receivable [Member]
Note Receivable [Line Items]
Outstanding receivable balance
Expected credit loss	4,279,839
Recognized amount	$ 4,015,847